CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified		Total		Common Stock		Additional Paid-in Capital		Losses Accumulated in the Exploration Stage	Non-Controlling Interest
Balance at Aug. 04, 2010
Increase (Decrease) in Shareholders' Equity
Stock issued in private placements		$ 54				$ 54
Stock issued in private placements (in shares)				328,273
Stock-based compensation		1				1
Stock-based compensation (in shares)				17,000
Contributions		11,000							11,000
Stock issued for services		316				316
Stock issued for services (in shares)				42,833
Stock acquired through merger (in shares)				34,700
Convertible notes and accrued interest converted into common stock		1,076				1,076
Convertible notes and accrued interest converted into common stock (in shares)				7,171
Net loss		(17,209)						(16,834)	(375)
Balance at Mar. 31, 2011		(4,762)				1,447		(16,834)	10,625
Balance (in shares) at Mar. 31, 2011	[1]			429,977
Balance at Aug. 05, 2010
Increase (Decrease) in Shareholders' Equity
Stock issued in private placements		54				54	[1]
Stock issued in private placements (in shares)	[1]			328,273
Stock-based compensation		1				1	[1]
Stock-based compensation (in shares)	[1]			17,000
Contributions		11,000							11,000
Stock issued for services		316				316	[1]
Stock issued for services (in shares)	[1]			42,833
Stock acquired through merger (in shares)	[1]			34,700
Convertible notes and accrued interest converted into common stock		1,076				1,076	[1]
Convertible notes and accrued interest converted into common stock (in shares)	[1]			7,171
Net loss		(17,209)						(16,834)	(375)
Balance at Mar. 31, 2011		(4,762)				1,447		(16,834)	10,625
Balance (in shares) at Mar. 31, 2011	[1]			429,977
Increase (Decrease) in Shareholders' Equity
Stock issued in private placements		13,972				13,972	[1]
Stock issued in private placements (in shares)	[1]			85,552
Stock-based compensation		9,717				9,717	[1]
Stock-based compensation (in shares)	[1]			14,000
Stock issued for services		2,061				2,061	[1]
Stock issued for services (in shares)	[1]			10,000
Convertible notes and accrued interest converted into common stock		64,800				64,800	[1]
Convertible notes and accrued interest converted into common stock (in shares)	[1]			250,254
Net loss		(66,957)						(63,566)	(3,391)
Balance at Mar. 31, 2012		18,831	[1]			91,997		(80,400)	7,234
Balance (in shares) at Mar. 31, 2012	[1]			789,783
Increase (Decrease) in Shareholders' Equity
Stock issued in private placements		1,000				1,000	[1]
Stock issued in private placements (in shares)	[1]			4,706
Stock-based compensation		16,871				16,871	[1]
Stock-based compensation (in shares)	[1]			9,000
Stock issued for services		4,652				4,652	[1]
Stock issued for services (in shares)	[1]			40,425
Non-controlling interest acquisition		(182,219)				(179,056)	[1]		(3,163)
The Karlsson Group warrant issuance		34,620				34,620
Stock issued in public offerings		66,290		1	[1]	66,289	[1]
Stock issued in public offerings (in shares)	[1]			608,000
Cost of public offerings		(5,406)				(5,406)	[1]
Net loss		(84,557)						(80,486)	(4,071)
Balance at Mar. 31, 2013		(129,918)	[1]	1		30,967		(160,886)
Balance (in shares) at Mar. 31, 2013	[1]			1,451,914
Increase (Decrease) in Shareholders' Equity
Stock-based compensation		1,586				1,586	[1]
Stock issued for services		1,538				1,538	[1]
Stock issued for services (in shares)	[1]			230,123
Stock issued in public offerings		805		2	[1]	803	[1]
Stock issued in public offerings (in shares)	[1]			1,575,334
Cost of public offerings		(790)				(790)	[1]
Net loss		(18,755)						(18,755)
Balance at Sep. 30, 2013	[1]	$ (140,264)
Balance (in shares) at Sep. 30, 2013	[1]			4,174,039

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.